UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                    Oppenheimer Capital Appreciation Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--94.3%
--------------------------------------------------------------------------------
 Consumer Discretionary--25.2%
--------------------------------------------------------------------------------
 Automobiles--0.4%
 Harley-Davidson, Inc.                                143,400     $   5,715,924
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--5.3%
 Brinker International, Inc. 1                        319,400        11,504,788
--------------------------------------------------------------------------------
 Carnival Corp.                                       889,100        28,904,641
--------------------------------------------------------------------------------
 International Game Technology 1                      103,500        10,591,155
--------------------------------------------------------------------------------
 Mandalay Resort Group                                108,200         3,446,170
--------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.                         955,700        22,134,012
--------------------------------------------------------------------------------
 Starwood Hotels & Resorts
 Worldwide, Inc.                                       96,700         2,764,653
                                                                  --------------
                                                                     79,345,419

--------------------------------------------------------------------------------
 Household Durables--0.4%
 Ethan Allen Interiors, Inc.                          166,500         5,854,140
--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.1%
 Mattel, Inc.                                          53,200         1,006,544
--------------------------------------------------------------------------------
 Media--16.3%
 AOL Time Warner, Inc. 1                            2,115,100        34,031,959
--------------------------------------------------------------------------------
 Cablevision Systems New York
 Group, Cl. A 1                                       158,800         3,296,688
--------------------------------------------------------------------------------
 Clear Channel Communications, Inc. 1                 521,200        22,093,668
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special,
 Non-Vtg. 1                                         1,829,200        52,735,836
--------------------------------------------------------------------------------
 Cox Communications, Inc., Cl. A 1                     91,700         2,925,230
--------------------------------------------------------------------------------
 EchoStar Communications Corp.,
 Cl. A 1                                              193,400         6,695,508
--------------------------------------------------------------------------------
 Gannett Co., Inc.                                     23,300         1,789,673
--------------------------------------------------------------------------------
 Hispanic Broadcasting Corp. 1                        260,900         6,639,905
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                         714,100         8,254,996
--------------------------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)                         152,500         9,455,000
--------------------------------------------------------------------------------
 New York Times Co., Cl. A                            202,900         9,231,950
--------------------------------------------------------------------------------
 News Corp. Ltd. (The),
 Sponsored ADR                                        606,300        18,352,701
--------------------------------------------------------------------------------
 Omnicom Group, Inc.                                  103,300         7,406,610
--------------------------------------------------------------------------------
 Univision Communications, Inc.,
 Cl. A 1                                              222,400         6,760,960
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1                              1,264,300        55,199,338
                                                                  --------------
                                                                    244,870,022

--------------------------------------------------------------------------------
 Multiline Retail--1.3%
 Kohl's Corp. 1                                       108,100         5,554,178
--------------------------------------------------------------------------------
 Target Corp.                                         379,900        14,375,416
                                                                  --------------
                                                                     19,929,594

--------------------------------------------------------------------------------
 Specialty Retail--1.0%
 Gap, Inc. (The)                                      548,900        10,297,364
--------------------------------------------------------------------------------
 Gymboree Corp. 1                                      94,400         1,584,032

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Specialty Retail Continued
 Pier 1 Imports, Inc.                                 158,400     $   3,231,360
                                                                  --------------
                                                                     15,112,756

--------------------------------------------------------------------------------
 Textiles, Apparel &Luxury Goods--0.4%
 Nike, Inc., Cl. B                                    110,600         5,915,994
--------------------------------------------------------------------------------
 Consumer Staples--5.7%
--------------------------------------------------------------------------------
 Beverages--3.6%
 Anheuser-Busch Cos., Inc.                            626,100        31,962,405
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                        486,000        21,627,000
                                                                  --------------
                                                                     53,589,405

--------------------------------------------------------------------------------
 Food & Staples Retailing--0.4%
 Costco Wholesale Corp. 1                             165,500         6,057,300
--------------------------------------------------------------------------------
 Food Products--0.7%
 General Mills, Inc.                                  237,000        11,236,170
--------------------------------------------------------------------------------
 Personal Products--0.7%
 Avon Products, Inc.                                   73,100         4,546,820
--------------------------------------------------------------------------------
 Estee Lauder Cos., Inc. (The), Cl. A                 178,300         5,978,399
                                                                  --------------
                                                                     10,525,219

--------------------------------------------------------------------------------
 Tobacco--0.3%
 Altria Group, Inc.                                    85,700         3,894,208
--------------------------------------------------------------------------------
 Energy--5.6%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.7%
 BJ Services Co. 1                                    253,000         9,452,080
--------------------------------------------------------------------------------
 Halliburton Co.                                      201,200         4,627,600
--------------------------------------------------------------------------------
 Noble Corp. 1                                        139,500         4,784,850
--------------------------------------------------------------------------------
 Rowan Cos., Inc. 1                                   190,100         4,258,240
--------------------------------------------------------------------------------
 Varco International, Inc. 1                          152,500         2,989,000
                                                                  --------------
                                                                     26,111,770

--------------------------------------------------------------------------------
 Oil & Gas--3.9%
 ConocoPhillips                                       167,300         9,168,040
--------------------------------------------------------------------------------
 Encana Corp.                                         314,640        11,971,951
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                    764,000        27,435,240
--------------------------------------------------------------------------------
 TotalFinaElf SA, Sponsored ADR                       131,600         9,975,280
                                                                  --------------
                                                                     58,550,511

--------------------------------------------------------------------------------
 Financials--12.9%
--------------------------------------------------------------------------------
 Commercial Banks--2.2%
 Bank of America Corp.                                215,000        16,991,450
--------------------------------------------------------------------------------
 Bank One Corp.                                       448,900        16,690,102
                                                                  --------------
                                                                     33,681,552

--------------------------------------------------------------------------------
 Diversified Financial Services--7.7%
 American Express Co.                                 404,400        16,907,964
--------------------------------------------------------------------------------
 Citigroup, Inc.                                      977,500        41,837,000
--------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                      106,400         8,911,000
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                              179,900         6,148,982



4  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Diversified Financial Services Continued
 Janus Capital Group, Inc.                             96,900     $   1,589,160
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                            226,300        10,563,684
--------------------------------------------------------------------------------
 Morgan Stanley                                       493,700        21,105,675
--------------------------------------------------------------------------------
 Schwab (Charles) Corp.                               852,700         8,603,743
                                                                  --------------
                                                                    115,667,208

--------------------------------------------------------------------------------
 Insurance--1.9%
 Allstate Corp.                                        80,100         2,855,565
--------------------------------------------------------------------------------
 American International Group, Inc.                   328,350        18,118,353
--------------------------------------------------------------------------------
 Everest Re Group Ltd.                                 30,500         2,333,250
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                   84,400         3,081,444
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                37,200         3,087,600
                                                                  --------------
                                                                     29,476,212

--------------------------------------------------------------------------------
 Real Estate--0.5%
 Host Marriott Corp. 1                                763,900         6,989,685
--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.6%
 Fannie Mae                                           125,900         8,490,696
--------------------------------------------------------------------------------
 Health Care--16.0%
--------------------------------------------------------------------------------
 Biotechnology--3.2%
 Amgen, Inc. 1                                        291,300        19,353,972
--------------------------------------------------------------------------------
 Celgene Corp. 1                                      296,300         9,007,520
--------------------------------------------------------------------------------
 Chiron Corp. 1                                       113,800         4,975,336
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                     83,200         6,000,384
--------------------------------------------------------------------------------
 Idexx Laboratories, Inc. 1                            17,500           586,950
--------------------------------------------------------------------------------
 Serono SA, ADR                                       310,600         4,522,336
--------------------------------------------------------------------------------
 Sicor, Inc. 1                                        197,000         4,006,980
                                                                  --------------
                                                                     48,453,478

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--3.6%
 Applera Corp./Applied Biosystems Group               309,800         5,895,494
--------------------------------------------------------------------------------
 Baxter International, Inc.                           100,900         2,623,400
--------------------------------------------------------------------------------
 Medtronic, Inc.                                      584,900        28,057,653
--------------------------------------------------------------------------------
 Millipore Corp. 1                                    208,500         9,251,145
--------------------------------------------------------------------------------
 Steris Corp. 1                                       113,400         2,618,406
--------------------------------------------------------------------------------
 Varian Medical Systems, Inc. 1                       107,200         6,171,504
                                                                  --------------
                                                                     54,617,602

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.5%
 Aetna, Inc.                                          155,400         9,355,080
--------------------------------------------------------------------------------
 Anthem, Inc. 1                                        95,200         7,344,680
--------------------------------------------------------------------------------
 Apria Healthcare Group, Inc. 1                        68,100         1,694,328
--------------------------------------------------------------------------------
 Covance, Inc. 1                                       25,000           452,500
--------------------------------------------------------------------------------
 Lincare Holdings, Inc. 1                              36,200         1,140,662
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc. 1                           71,800         3,017,754
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                             118,800         5,969,700

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 WellPoint Health Networks, Inc. 1                     96,800     $   8,160,240
                                                                  --------------
                                                                     37,134,944

--------------------------------------------------------------------------------
 Pharmaceuticals--6.7%
 Abbott Laboratories                                  225,900         9,885,384
--------------------------------------------------------------------------------
 Barr Laboratories, Inc. 1                            134,600         8,816,300
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                             193,800         5,261,670
--------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1                          116,800         6,394,800
--------------------------------------------------------------------------------
 Medicis Pharmaceutical Corp., Cl. A                   59,100         3,350,970
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                    155,000         9,385,250
--------------------------------------------------------------------------------
 Mylan Laboratories, Inc.                             108,100         3,758,637
--------------------------------------------------------------------------------
 Perrigo Co.                                          394,100         6,163,724
--------------------------------------------------------------------------------
 Pfizer, Inc.                                         892,300        30,472,045
--------------------------------------------------------------------------------
 Teva Pharmaceutical Industries Ltd.,
 Sponsored ADR                                        299,000        17,022,070
                                                                  --------------
                                                                    100,510,850

--------------------------------------------------------------------------------
 Industrials--4.1%
--------------------------------------------------------------------------------
 Aerospace & Defense--1.0%
 Honeywell International, Inc.                        357,700         9,604,245
--------------------------------------------------------------------------------
 Northrop Grumman Corp.                                71,700         6,186,993
                                                                  --------------
                                                                     15,791,238

--------------------------------------------------------------------------------
 Air Freight & Logistics--1.3%
 Expeditors International of
 Washington, Inc.                                     171,000         5,923,440
--------------------------------------------------------------------------------
 FedEx Corp.                                          211,300        13,106,939
                                                                  --------------
                                                                     19,030,379

--------------------------------------------------------------------------------
 Commercial Services & Supplies--0.8%
 Waste Management, Inc.                               492,000        11,852,280
--------------------------------------------------------------------------------
 Machinery--1.0%
 Danaher Corp.                                         54,100         3,681,505
--------------------------------------------------------------------------------
 Dover Corp.                                          105,900         3,172,764
--------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                            167,100         7,907,172
                                                                  --------------
                                                                     14,761,441

--------------------------------------------------------------------------------
 Information Technology--20.7%
--------------------------------------------------------------------------------
 Communications Equipment--4.0%
 Cisco Systems, Inc. 1                              1,061,300        17,713,097
--------------------------------------------------------------------------------
 Lucent Technologies, Inc. 1                        1,540,900         3,128,027
--------------------------------------------------------------------------------
 Nokia Corp., Sponsored ADR,
 A Shares                                           1,717,300        28,215,239
--------------------------------------------------------------------------------
 Sonus Networks, Inc. 1                               181,900           914,957
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                    305,200        10,855,964
                                                                  --------------
                                                                     60,827,284

--------------------------------------------------------------------------------
 Computers & Peripherals--2.6%
 Dell Computer Corp. 1                                438,900        14,027,244


5  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Computers & Peripherals Continued
 EMC Corp. 1                                          266,000     $   2,785,020
--------------------------------------------------------------------------------
 International Business Machines
 Corp.                                                263,000        21,697,500
--------------------------------------------------------------------------------
 Seagate Technology International, Inc.
 (Escrow Shares) 1,2                                  325,000                --
                                                                  --------------
                                                                     38,509,764

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.8%
 Sanmina-SCI Corp. 1                                  989,200         6,241,852
--------------------------------------------------------------------------------
 Vishay Intertechnology, Inc. 1                       427,800         5,646,960
                                                                  --------------
                                                                     11,888,812

--------------------------------------------------------------------------------
 Internet Software & Services--0.9%
 Yahoo!, Inc. 1                                       397,900        13,035,204
--------------------------------------------------------------------------------
 IT Services--1.0%
 First Data Corp.                                     359,300        14,889,392
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--5.1%
 Analog Devices, Inc. 1                               148,200         5,160,324
--------------------------------------------------------------------------------
 Broadcom Corp., Cl. A 1                              232,600         5,794,066
--------------------------------------------------------------------------------
 Cypress Semiconductor Corp. 1                        618,900         7,426,800
--------------------------------------------------------------------------------
 Intel Corp.                                        1,207,800        25,102,915
--------------------------------------------------------------------------------
 International Rectifier Corp. 1                      228,400         6,125,688
--------------------------------------------------------------------------------
 Marvell Technology Group Ltd. 1                      114,000         3,918,180
--------------------------------------------------------------------------------
 Micron Technology, Inc. 1                            120,300         1,399,089
--------------------------------------------------------------------------------
 National Semiconductor Corp. 1                       334,600         6,598,312
--------------------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing
 Co. Ltd., ADR 1                                      474,900         4,786,992
--------------------------------------------------------------------------------
 Texas Instruments, Inc.                              600,900        10,575,840
                                                                  --------------
                                                                     76,888,206

--------------------------------------------------------------------------------
 Software--6.3%
 Adobe Systems, Inc.                                  186,000         5,965,020
--------------------------------------------------------------------------------
 Cadence Design Systems, Inc. 1                       496,700         5,990,202
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                              213,500        15,796,865
--------------------------------------------------------------------------------
 Intuit, Inc. 1                                        98,600         4,390,658
--------------------------------------------------------------------------------
 Microsoft Corp.                                    1,980,100        50,710,361
--------------------------------------------------------------------------------
 Oracle Corp. 1                                       202,400         2,432,848
--------------------------------------------------------------------------------
 Peoplesoft, Inc. 1                                    73,300         1,289,347
--------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                        38,300         1,093,848
--------------------------------------------------------------------------------
 SAP AG (Systeme, Anwendungen,
 Produkte in der Datenverarbeitung),
 Sponsored ADR                                        100,900         2,948,298
--------------------------------------------------------------------------------
 Veritas Software Corp. 1                             155,700         4,463,919
                                                                  --------------
                                                                     95,081,366

--------------------------------------------------------------------------------
 Materials--2.2%
--------------------------------------------------------------------------------
 Chemicals--1.6%
 Air Products & Chemicals, Inc.                       168,500         7,009,600

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Chemicals Continued
 International Flavors &
 Fragrances, Inc.                                      75,200     $   2,401,136
--------------------------------------------------------------------------------
 Praxair, Inc.                                        225,800        13,570,580
                                                                  --------------
                                                                     22,981,316

--------------------------------------------------------------------------------
 Paper & Forest Products--0.6%
 International Paper Co.                              259,400         9,268,362
--------------------------------------------------------------------------------
 Telecommunication Services--1.2%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.4%
 Telefonos de Mexico SA,
 Sponsored ADR                                        212,800         6,686,176
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.8%
 AT&T Corp.                                           376,800         7,253,400
--------------------------------------------------------------------------------
 Vodafone Group plc,
 Sponsored ADR                                        210,000         4,126,500
                                                                  --------------
                                                                     11,379,900

--------------------------------------------------------------------------------
 Utilities--0.7%
--------------------------------------------------------------------------------
 Gas Utilities--0.6%
 Kinder Morgan Management LLC                         238,720         8,942,451
--------------------------------------------------------------------------------
 Water Utilities--0.1%
 Philadelphia Suburban Corp.                           57,000         1,389,660
                                                                  --------------
 Total Common Stocks
 (Cost $1,518,113,952)                                            1,415,940,434

--------------------------------------------------------------------------------
 Other Securities--0.5%

 Nasdaq-100 Unit Investment Trust 1
 (Cost $6,838,977)                                    242,900         7,274,855

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--5.6%

 Undivided interest of 19.07% in joint
 repurchase agreement (Principal
 Amount/Market Value $440,796,000,
 with a maturity value of $440,808,979)
 with Banc One Capital Markets, Inc.,
 1.06%, dated 6/30/03, to be repurchased
 at $84,058,475 on 7/1/03, collateralized
 by U.S. Treasury Bonds, 3.375%, 4/30/04,
 with a value of $449,915,616
 (Cost $84,056,000)                               $84,056,000        84,056,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $1,609,008,929)                                  100.4%    1,507,271,289
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                   (0.4)       (5,546,078)
                                              ----------------------------------
 Net Assets                                             100.0%   $1,501,725,211
                                              ==================================


Footnotes to Statement of Investments

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

6  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 June 30, 2003
----------------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $1,609,008,929)--see accompanying statement                              $  1,507,271,289
----------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                           6,336,847
 Shares of beneficial interest sold                                                                         1,328,904
 Interest and dividends                                                                                       584,313
 Other                                                                                                         24,485
                                                                                                      ----------------
 Total assets                                                                                           1,515,545,838

----------------------------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                                                               983,775
----------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                     10,849,281
 Shares of beneficial interest redeemed                                                                     1,905,636
 Shareholder reports                                                                                           48,956
 Service plan fees                                                                                             11,484
 Trustees' compensation                                                                                         2,753
 Transfer and shareholder servicing agent fees                                                                  1,694
 Other                                                                                                         17,048
                                                                                                      ----------------
 Total liabilities                                                                                         13,820,627

----------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                           $ 1,501,725,211
                                                                                                      ================

----------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                           $        50,436
----------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                             1,986,777,202
----------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                        2,810,620
----------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                          (386,175,407)
----------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                           (101,737,640)
                                                                                                      ----------------
 Net Assets                                                                                           $ 1,501,725,211
                                                                                                      ================

----------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $1,463,618,865 and 49,150,590 shares of beneficial interest outstanding)                                    $29.78
----------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $38,106,346 and 1,285,313 shares of beneficial interest outstanding)                                        $29.65



 See accompanying Notes to Financial Statements.




7  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended June 30, 2003
----------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $127,040)                        $  7,071,578
----------------------------------------------------------------------------------------------
 Interest                                                                             445,666
                                                                                 -------------
 Total investment income                                                            7,517,244

----------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                    4,517,570
----------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                    29,917
----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                     5,412
 Service shares                                                                         6,617
----------------------------------------------------------------------------------------------
 Shareholder reports                                                                   57,561
----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                17,695
----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                           10,811
----------------------------------------------------------------------------------------------
 Other                                                                                 31,217
                                                                                 -------------
 Total expenses                                                                     4,676,800
 Less reduction to custodian expenses                                                    (582)
                                                                                 -------------
 Net expenses                                                                       4,676,218

----------------------------------------------------------------------------------------------
 Net Investment Income                                                              2,841,026

----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                     (166,355,217)
 Foreign currency transactions                                                         32,415
                                                                                 -------------
 Net realized loss                                                               (166,322,802)
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                      323,706,665
 Translation of assets and liabilities denominated in foreign currencies              950,847
                                                                                 -------------
 Net change in unrealized appreciation                                            324,657,512

----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                            $161,175,736
                                                                                 =============




 See accompanying Notes to Financial Statements.




8  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Six Months                 Year
                                                                                               Ended                 Ended
                                                                                       June 30, 2003          December 31,
                                                                                         (Unaudited)                  2002
----------------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                                $    2,841,026         $   5,733,438
----------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                      (166,322,802)         (179,603,959)
----------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                    324,657,512          (369,716,665)
                                                                                      --------------------------------------
 Net increase (decrease) in net assets resulting from operations                         161,175,736          (543,587,186)

----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                                       (5,643,286)          (10,120,100)
 Service shares                                                                              (84,026)               (1,731)

----------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                      (27,558,354)          (83,859,897)
 Service shares                                                                           16,806,213            19,162,943

----------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                               144,696,283          (618,405,971)
----------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                   1,357,028,928         1,975,434,899
                                                                                      --------------------------------------
 End of period [including undistributed net investment income
 of $2,810,620 and $5,696,906, respectively]                                          $1,501,725,211        $1,357,028,928
                                                                                      ======================================



 See accompanying Notes to Financial Statements.




9  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months                                                             Year
                                                           Ended                                                            Ended
                                                   June 30, 2003                                                     December 31,
 Non-Service shares                                  (Unaudited)         2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $ 26.62      $ 36.58      $ 46.63      $ 49.84      $ 36.67      $ 32.44
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .06          .11          .18          .27          .06          .13
 Net realized and unrealized gain (loss)                    3.21        (9.89)       (5.86)         .02        14.68         7.28
                                                         -------------------------------------------------------------------------
 Total from investment operations                           3.27        (9.78)       (5.68)         .29        14.74         7.41
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.11)        (.18)        (.27)        (.06)        (.13)        (.24)
 Distributions from net realized gain                         --           --        (4.10)       (3.44)       (1.44)       (2.94)
                                                         -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.11)        (.18)       (4.37)       (3.50)       (1.57)       (3.18)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $29.78       $26.62       $36.58       $46.63       $49.84       $36.67
                                                         =========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        12.38%      (26.86)%     (12.58)%      (0.23)%      41.66%       24.00%


----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $1,463,619   $1,338,769   $1,975,345   $2,095,803   $1,425,197     $768,550
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $1,354,395   $1,630,430   $2,000,314   $1,922,099   $1,002,835     $609,246
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      0.42%        0.35%        0.51%        0.66%        0.21%        0.50%
 Expenses, gross                                            0.68%        0.66%        0.68%        0.67%        0.70%        0.75% 3
 Expenses, net                                              0.68% 4      0.66% 4      0.68% 4      0.67% 4      0.70% 4      0.75%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      27%          32%          45%          38%          56%          56%

 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on
 Fund distributions or the redemption of Fund shares.

 2. Annualized for periods of less than one full year.

 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                                                                 Six Months                        Year
                                                                      Ended                       Ended
                                                              June 30, 2003                December 31,
 Service shares                                                 (Unaudited)         2002         2001 1
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                              $ 26.53       $ 36.56       $ 31.66
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                 .04           .20            -- 2
 Net realized and unrealized gain (loss)                              3.18        (10.05)         4.90
                                                                   --------------------------------------
 Total from investment operations                                     3.22         (9.85)         4.90
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.10)         (.18)           --
 Distributions from net realized gain                                   --            --            --
                                                                   --------------------------------------
 Total dividends and/or distributionsto shareholders                  (.10)         (.18)           --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $29.65        $26.53        $36.56
                                                                   ======================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                  12.22%       (27.09)%       15.51%

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                          $38,106       $18,260           $90
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $24,745       $ 6,263           $16
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                                0.12%         0.26%         0.11%
 Expenses, gross                                                      0.97%         0.81%         0.81%
 Expenses, net                                                        0.97% 5       0.81% 5,6     0.81% 5
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                27%           32%           45%

 1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

 2. Less than $0.005 per share.

 3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 4. Annualized for periods of less than one full year.

 5. Reduction to custodian expenses less than 0.01%.

 6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.



12  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $372,491,489. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2009       $   14,552,938
                              2010          152,282,354
                                         --------------
                              Total      $  166,835,292
                                         ==============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                  Six Months Ended           Year Ended
                                     June 30, 2003    December 31, 2002
       ----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $5,727,312          $10,121,831

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



13  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                   Six Months Ended June 30, 2003         Year Ended December 31, 2002
                                                        Shares             Amount            Shares             Amount
-------------------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                                6,882,492      $ 187,195,992        13,374,630       $ 416,985,488
 Dividends and/or distributions reinvested             223,231          5,643,286           282,921          10,120,100
 Redeemed                                           (8,239,836)      (220,397,632)      (17,368,883)       (510,965,485)
                                                   ----------------------------------------------------------------------
 Net decrease                                       (1,134,113)     $ (27,558,354)       (3,711,332)      $ (83,859,897)
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                                  677,799      $  19,009,325           733,299       $  20,471,072
 Dividends and/or distributions reinvested               3,339             84,026                48               1,731
 Redeemed                                              (84,171)        (2,287,138)          (47,465)         (1,309,860)
                                                   ----------------------------------------------------------------------
 Net increase                                          596,967      $  16,806,213           685,882       $  19,162,943
                                                   ======================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $350,782,281 and $356,949,151, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------

 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $29,917.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


14  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was zero.

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

15  |  OPPENHEIMER CAPITAL APPRECIATION FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)